Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Summary of Significant Accounting Policies [Abstract]
Summary of Depreciation and Amortisation are Calculated on a straight-line basis over the estimated useful lives of the Assets

Depreciation and amortisation are calculated on a straight-line basis over the estimated useful lives of the assets as follows:

Category	Life (in years)
Plant and equipment (solar rooftop projects)*	25 or terms of PPA, whichever is less (15-25)
Plant and equipment (solar power projects)*	35
Plant and equipment (wind power projects)*	30
Plant and equipment (hydro power projects)	25-45
Plant and equipment (others)	5-18
Office equipment	5
Furniture and fixture	10
Computers	3
Computer servers	6
Computer softwares	3-6
Other intangible assets	5
Customer contracts	25
Development rights	25
Leasehold improvements	Useful life or lease term (5), whichever is lower
Building (Temporary structure)	3
Buildings (other than Temporary structure)	30

* Based on an external technical assessment, the management believes that the useful lives as given above and residual value of 0%-5%, best represents the period over which management expects to use its assets and its residual value.

Summary of Right-of-use assets	Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets, as follows:
•
Leasehold land: 13 to 35 years
•
Building: 3 to 5 years